--------------------------------------------------------------------------------
     Annual Report - Financial Statements
--------------------------------------------------------------------------------



     T. ROWE PRICE




                    EXTENDED EQUITY
                    MARKET INDEX
                    FUND
                    -----------------
                    DECEMBER 31, 1999
                    -----------------
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--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                       Year          1/30/98
                                                      Ended          Through
                                                   12/31/99         12/31/98

NET ASSET VALUE
Beginning of period                               $   11.02        $   10.00
                                                  ----------------------------
Investment activities
 Net investment income (loss)                          0.10             0.08
 Net realized and unrealized gain (loss)               3.56             1.13
                                                  ----------------------------

 Total from investment activities                      3.66             1.21
                                                  ----------------------------

Distributions
 Net investment income                                (0.10)           (0.08)
 Net realized gain                                    (0.53)           (0.11)
                                                  ----------------------------

 Total distributions                                  (0.63)           (0.19)
                                                  ----------------------------
NET ASSET VALUE
End of period                                     $   14.05        $   11.02
                                                  ----------------------------

Ratios/Supplemental Data

Total return *                                        33.72%           12.29%
Ratio of total expenses to average net assets          0.40%            0.40%+
Ratio of net investment income (loss) to
average net assets                                     1.04%            1.15%+
Portfolio turnover rate                                23.4%            26.3%+
Net assets, end of period (in thousands)          $  54,219        $  20,743

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+   Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
                                                             December 31, 1999



-----------------------
STATEMENT OF NET ASSETS                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMMON STOCKS AND RIGHTS 90.8%

BASIC MATERIALS 2.4%

Chemicals 1.2%
Medical Manager *                                            587   $        49
Georgia Gulf                                               1,100            33
CK Witco                                                   2,224            30
IMC Global                                                 1,500            25
Valhi                                                      2,100            22
Millennium Chemicals                                       1,100            22
Lubrizol                                                     700            22
Solutia                                                    1,400            22
Valspar                                                      500            21
Macdermid                                                     13            21
Lyondell Chemical                                          1,500            19
Cabot                                                        900            18
Summa Industries *                                         1,600            18
NL Industries                                              1,100            17
Cytec *                                                      700            16
Carlisle                                                     400            14
Olin                                                         700            14
Home Products International *                              1,300            14
Arch Chemicals                                               650            14
Airgas *                                                   1,400            13
Finishmaster *                                             1,600            13
RPM                                                        1,200            12
Scotts (Class A) *                                           300            12
Minerals Technologies                                        300            12
Dexter                                                       300            12
Albemarle                                                    600            11
H.B. Fuller                                                  200            11
Catalytica *                                                 800            11
Om Group                                                     300            10
AEP Industries *                                             400            10
Brady                                                        300            10
International Specialty Products *                         1,100            10
ATMI *                                                       300            10
M.A. Hanna                                                   900            10

3
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ivex Packaging *                                             900   $         9
Ferro                                                        400             9
Tuscarora                                                    700             8
Mississippi Chemical                                       1,100             7
Valley National Gases *                                    2,000             6
Omnova Solutions                                             800             6
Terra Nitrogen *                                           1,000             4
ICO *                                                      1,900             3
                                                                   -------------
                                                                           630
                                                                   -------------
Forest and Paper Products 0.6%
Smurfit-Stone Container *                                  2,400            59
Bowater                                                      800            44
Consolidated Papers                                        1,100            35
Workflow Management *                                      1,192            34
United Stationers *                                          900            26
Sonoco Products                                            1,060            24
Pope & Talbot                                              1,200            19
Gaylord Container (Class A) *                              2,300            16
Wausau-Mosinee Paper                                       1,300            15
Boise Cascade Office Products *                            1,000            15
Rock-Tenn                                                  1,000            15
Baltek *                                                   1,400            11
Tufco Technologies *                                         900             9
Albany International (Class A)                               510             8
Universal Forest Products                                    500             7
FiberMark *                                                  600             7
Badger Paper Mills *                                       1,200             6
                                                                   -------------
                                                                           350
                                                                   -------------
Metals and Mining 0.6%
AK Steel                                                   1,444            27
Harsco                                                       700            22
Gibraltar Steel                                              800            19
Mueller Industries *                                         500            18
Texas Industries                                             400            17
NS Group *                                                 2,200            17
Steel Technologies                                         1,000            15
Steel Dynamics *                                             900            14
Consol Energy                                              1,300            13

4
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

MAXXAM *                                                     300   $        13
Stillwater Mining *                                          400            13
USEC                                                       1,800            13
MDU Resources Group                                          600            12
Centex Construction Products                                 300            12
Arch Coal                                                    900            10
Reliance Steel & Aluminum                                    400             9
American Material Can Group                                  700             9
Tremont                                                      600             9
Lone Star Technologies *                                     300             8
Carpenter Technology                                         300             8
Titanium Metals                                            1,800             8
Kaiser Aluminum *                                          1,000             8
Wolverine Tube *                                             500             7
Rock Of Ages *                                             1,200             6
Huntco *                                                     900             3
Pittston Minerals                                            600             1
                                                                   -------------
                                                                           311
                                                                   -------------
Gold 0.0%
Meridian Gold *                                            1,200             8
Royal Gold *                                               2,000             7
Battle Mountain Gold                                       2,200             5
                                                                   -------------
                                                                            20
                                                                   -------------
Total Basic Materials                                                    1,311
                                                                   -------------

BUSINESS SERVICES 6.2%

Advertising 1.8%
CMG Information Services *                                 1,300           360
Doubleclick *                                                561           142
Internet Capital Group*                                      580            99
TMP Worldwide *                                              500            71
Young & Rubicam                                              900            64
Valassis Communications *                                    900            38
Catalina Marketing *                                         300            35
Lamar Advertising *                                          500            30
Getty Images *                                               600            29
Harte-Hanks                                                1,300            28
True North Communications                                    600            27


5

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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Mypoints.com *                                               300   $        22
Preview Travel *                                             200            11
Infousa *                                                    600             8
ADVO *                                                       300             7
                                                                   -------------
                                                                           971
                                                                   -------------
Business Services 2.9%
Verisign *                                                 1,200           229
ServiceMaster                                              3,950            49
Digital Island *                                             500            47
Infonet Services *                                         1,500            39
Metricom *                                                   500            39
Whittman-Hart *                                              700            38
SEI                                                          300            36
West TeleServices *                                        1,400            34
Freemarkets *                                                100            34
Reynolds & Reynolds                                        1,500            34
Viad                                                       1,100            31
Disney *                                                   1,205            29
NOVA *                                                       900            28
Teletech Holdings *                                          800            27
Mediaplex *                                                  400            25
Netcentives *                                                400            25
National Data                                                700            24
Navigant *                                                 1,969            23
Wireless Facilities *                                        500            22
Adforce *                                                    300            21
Sotheby's (Class A)                                          700            21
A.C. Nielson *                                               800            20
Iron Mountain *                                              500            20
Snyder Communications *                                    1,000            19
Expedia *                                                    500            17
Diamond Technology *                                         200            17
APAC TeleServices *                                        1,200            17
Bsquare *                                                    400            17
Gartner Group *                                            1,200            17
Peekskill Financial                                        1,300            16
Data Return *                                                300            16
Sciquest *                                                   200            16


6

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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Official Payments *                                          300   $        16
NBC Internet *                                               200            15
Tetra Tech *                                               1,000            15
Digital Impact *                                             300            15
Network Event Theater *                                      500            15
Information Resources *                                    1,600            15
Profit Recovery Group International *                        550            15
Braun Consulting *                                           200            14
ProBusiness Services *                                       400            14
Value Line                                                   400            14
Curagen *                                                    200            14
Forrester Research *                                         200            14
Opinion Research *                                         1,400            13
Xceed *                                                      300            12
Sonicwall *                                                  300            12
Getthere *                                                   300            12
Zixit *                                                      300            12
Splitrock Services *                                         600            12
Sylvan Learning Systems *                                    900            12
SPECTRX *                                                  1,000            12
Lifeminders *                                                200            11
Mapquest *                                                   500            11
Corporate Executive Board *                                  200            11
E Stamp *                                                    500            11
Fair, Issac                                                  200            11
Cais Internet *                                              300            11
F. Y. I. *                                                   300            10
Maximus *                                                    300            10
Prepaid Legal Services *                                     400            10
Shopnow *                                                    500            10
Bell & Howell *                                              300            10
Staff Leasing *                                            1,000             9
MPW Industrial Services Group *                            1,200             9
Symyx Technologies *                                         300             9
Ibasis *                                                     300             9
US Oncology *                                              1,758             9
Rainmaker Systems *                                          400             8
Syntel *                                                     500             8


7

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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Navigant Consulting *                                        700   $         8
Centurybusiness Services *                                   900             8
R.H. Donnelley *                                             400             8
Precision Response *                                         300             7
Media Metrix *                                               200             7
Messagemedia *                                               500             7
SITEL *                                                      900             6
Veritas DGC *                                                400             6
Abington Bancorp                                             400             4
Cheap Tickets *                                              300             4
Hagler Bailly *                                              800             4
Snyder Communications *                                      250             3
Ventiv Health *                                              333             3
Lason *                                                      200             2
                                                                   -------------
                                                                         1,574
                                                                   -------------
Environmental Services 0.2%
Republic Services (Class A) *                              2,200            32
Safety Kleen *                                             1,300            15
Harding Lawson Associates *                                1,500            11
Ecology and Environment (Class A)                          1,900            11
Ogden                                                        700             8
U.S. Liquids *                                               600             5
Met-Pro                                                      500             5
US Plastic Lumber *                                          500             4
Metal Management *                                           600             2
                                                                   -------------
                                                                            93
                                                                   -------------
Industrial Services 1.3%
Cintas                                                     1,400            74
Autonation *                                               5,200            48
Manpower                                                   1,200            45
Robert Half International *                                1,100            32
Hanover Compressor *                                         800            30
Modis Professional Services *                              2,100            30
GATX                                                         800            27
Apria Healthcare *                                         1,400            25
Hertz                                                        500            25
Olsten                                                     2,200            25
Dollar Thrifty Auto Group *                                1,000            24

8

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Apollo Group (Class A) *                                   1,100   $        22
Interim Services *                                           800            20
Devry *                                                    1,000            19
Avis Rent A Car *                                            600            15
Korn/Ferry International *                                   400            15
United Rentals *                                             800            14
Pittston Services                                            600            13
G & K Services                                               400            13
Xtra *                                                       300            13
Metamor Worldwide *                                          400            12
Personnel Group Of America *                               1,100            11
Labor Ready *                                                900            11
Reckson Associates Realty, REIT                              500            10
ABM Industries                                               500            10
Kelly Services                                               400            10
C.H. Heist *                                               1,700            10
Budget Group (Class A) *                                   1,100            10
Regis                                                        500             9
Wackenhut Corrections *                                      800             9
Rent Way *                                                   500             9
Learning Tree International *                                300             8
Heidrick & Struggles International *                         200             8
Rollins Truck Leasing                                        700             8
Romac International *                                        600             8
Edison Schools *                                             500             8
Central Parking                                              400             8
Burns International Services *                               700             8
Volt Information Sciences *                                  300             7
Aaron Rents (Class B)                                        400             7
Caribiner International *                                  1,800             7
UniFirst                                                     500             6
                                                                           723
                                                                   -------------
Total Business Services                                                  3,361
                                                                   -------------
CONSUMER DISCRETIONARY  7.8%

Entertainment  0.6%
Royal Caribbean Cruises                                    2,200           109
Metro Goldwyn Mayer *                                      2,500            59

9
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

SFX Entertainment (Class A) *                                800   $        29
Premier Parks *                                            1,000            29
Handleman *                                                1,800            24
Pixar *                                                      600            21
Cedar Fair                                                   900            17
American Classic Voyages *                                   300            10
Blockbuster                                                  500             7
J2 Communications *                                          400             6
VDI MultiMedia *                                             300             4
                                                                   -------------
                                                                           315
                                                                   -------------
Leisure 0.9%
Harley-Davidson                                            1,900           122
Hollywood Park *                                           1,400            31
International Speedway (Class A)                             600            30
Concord Camera *                                           1,300            30
Callaway Golf                                              1,300            23
International Game Technology *                            1,100            22
Blyth Industries *                                           900            22
GTECH *                                                      900            20
Polaris Industries                                           500            18
Steinway Musical Instruments *                               800            16
WMS Industries *                                           1,200            16
Speedway Motorsports *                                       500            14
Dover Downs Entertainment                                    700            13
Oneida                                                       500            11
Yankee Candle *                                              700            11
Station Casinos *                                            500            11
Fossil *                                                     450            10
Meditrust                                                  1,632             9
Lazare Kaplan International *                              1,100             9
Panavision *                                               1,700             8
Bally Total Fitness *                                        300             8
Quokka Sports *                                              600             8
Ticketmaster Online Citysearch *                             200             8
Oroamerica *                                                 900             6
Penn National Gaming *                                       700             6
Play By Play Toys & Novelties *                            2,400             4
Seattle Filmworks *                                          600             2
                                                                   -------------
                                                                           488
                                                                   -------------

10
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T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Hotels  0.4%
MGM Grand *                                                  998   $        50
Park Place Entertainment *                                 3,000            38
Mandalay Resort Group *                                    1,400            28
Aztar *                                                    2,500            27
Starwood Financial                                         1,173            20
Crestline Capital *                                          600            12
NS & L Bancorp                                             1,200            12
Marcus                                                       700            10
Extended Stay America *                                    1,200             9
Hilton                                                       906             9
Lodgian *                                                  1,000             5
Interstate Hotels *                                           67             0
                                                                   -----------
                                                                           220
                                                                   -----------
Media  4.8%
Cox Communications (Class A) *                             7,045           363
AMFM *                                                     2,600           203
Infinity Broadcasting (Class A) *                          4,425           160
General Motors (Class H) *                                 1,659           159
EchoStar Communications (Class A) *                        1,300           127
Univision Communications *                                 1,200           123
Cablevision Systems (Class A) *                            1,300            98
USA Networks *                                             1,700            94
Unitedglobalcom *                                          1,200            85
TV Guide *                                                 1,800            77
Adelphia Communications *                                  1,033            68
Washington Post (Class B)                                    120            67
Loral Space & Communications *                             2,600            63
Adaptive Broadband *                                         800            58
Hispanic Broadcasting *                                      600            55
Fox Entertainment Group (Class A) *                        2,200            55
Westwood One *                                               650            49
BHC Communications (Class A)                                 300            48
Charter Communications (Class A) *                         2,100            46
Chris-Craft *                                                624            45
RCN *                                                        900            44
Price Communications *                                     1,534            43

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

E. W. Scripps                                                900   $        40
Citadel Communications *                                     600            39
Jones Intercable *                                           500            34
United Television                                            200            28
Entercom Communications *                                    400            26
Emmis Broadcasting (Class A) *                               200            25
A. H. Belo (Class A)                                       1,200            23
Liberty Digital *                                            300            22
Hearst Argyle Television *                                   691            18
PanAmSat *                                                   300            18
Media General                                                300            16
Cumulus Media *                                              300            15
Insight Communications *                                     500            15
Tivo    *                                                    400            13
Sirius Satellite Radio *                                     300            13
American Mobile Satellite *                                  600            13
Liberty                                                      300            13
Spanish Broadcasting Systems *                               300            12
Gaylord Entertainment                                        400            12
XM Satellite Radio Holdings *                                300            11
Saga Communications (Class A) *                              500            10
Cox Radio (Class A) *                                        100            10
Pegasus Communications *                                     100            10
Radio One *                                                  100             9
Ascent Entertainment *                                       700             9
Radio Unica Communications *                                 300             9
Paxson Communications *                                      700             8
Playboy Enterprises (Class B) *                              300             7
Acme Communications *                                        200             7
Emusic.com *                                                 500             5
Sinclair Broadcast Group (Class A) *                         400             5
                                                                   -------------
                                                                         2,625
                                                                   -------------
Publishing  0.6%
PRIMEDIA *                                                 2,400            39
Reader's Digest (Class A)                                  1,200            35
Wiley John & Son                                           1,600            27
McClatchy (Class A)                                          600            26
Ziff-Davis *                                               1,500            24

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Central Newspapers (Class A)                                 600   $        24
Hollinger International (Class A)                          1,400            18
Houghton Mifflin                                             400            17
Lee Enterprises                                              500            16
Mail-Well *                                                1,100            15
Daily Journal *                                              400            13
Scholastic *                                                 200            12
Pulitzer                                                     300            12
Wallace Computer Services                                    700            12
New England Business Service                                 400            10
Penton Media                                                 400            10
American Business Products                                   800             9
Women Common Networks *                                      600             8
Journal Register *                                           400             6
Franklin Covey *                                             800             6
Cunningham Graphics International *                          400             5
TST/ Impreso *                                             1,300             5
Successories *                                             1,700             4
Consolidated Graphics *                                      200             3
                                                                   -------------
                                                                           356
                                                                   -------------
Restaurants  0.5%
Starbucks *                                                2,200            53
Outback Steakhouse *                                       1,200            31
Brinker *                                                  1,000            24
Papa John's *                                                600            16
Buffets *                                                  1,400            14
Applebee's                                                   400            12
Consolidated Products                                      1,100            11
Cracker Barrel                                             1,100            11
The Cheesecake Factory *                                     300            10
Jack In The Box *                                            500            10
Ryan's Family Steak Houses *                               1,100             9
CEC Entertainment *                                          300             9
Bob Evans Farms                                              500             8
Avado Brands                                               1,700             7
Ark Restaurants *                                            800             7
IHOP *                                                       400             7
Cooker Restaurant                                          2,100             6

13
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

CKE Restaurants                                              850   $         5
Schlotzsky's *                                               700             5
                                                                           255
                                                                   -----------
Total Consumer Discretionary                                             4,259
                                                                   -----------

CONSUMER NONDURABLES  2.1%

Beverages  0.0%
TRIARC COMPANIES *                                           500             9
Pure World *                                               1,140             4
                                                                   -----------
                                                                            13
                                                                   -----------

Food  1.1%
Tyson Foods (Class A)                                      2,900            47
Hormel Foods                                                 900            37
McCormick                                                  1,200            36
Pepsi Bottling Group                                       2,000            33
Dean Foods                                                   800            32
Keebler Foods *                                            1,000            28
Whitman                                                    1,800            24
IBP                                                        1,300            23
Universal Foods                                            1,100            22
Nabisco Holdings (Class A)                                   700            22
U.S. Foodservice *                                         1,300            22
Flowers Industries                                         1,300            21
American Italian Pasta *                                     600            18
International Home Foods                                   1,000            17
Tootsie Roll Industries                                      500            17
Corn Products International                                  500            16
Interstate Bakeries                                          900            16
Suiza Foods *                                                400            16
Green Mountain Coffee *                                    1,700            14
Fleming                                                    1,300            13
Smithfield Foods *                                           500            12
Ralcorp Holdings *                                           600            12
Dole Food                                                    700            11
Fresh Del Monte Produce *                                  1,200            11
Agribrands International *                                   200             9
National Beverage *                                        1,100             9

14
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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Riviana Foods                                                500   $         9
Delta Pine & Land                                            500             9
J & J Snack Foods *                                          400             9
J.M. Smucker                                                 400             8
Aurora Foods *                                               700             7
Earthgrains                                                  400             6
Del Monte Foods *                                            500             6
United Natural Foods *                                       500             6
Cagles                                                       400             5
Lancer *                                                     600             3
Supervalu *                                                   11             0
                                                                   -----------
                                                                           606
                                                                   -----------

Home Products  0.4%
Estee Lauder                                               1,400            71
Dial Corp                                                  1,300            32
Lancaster Colony                                             800            26
Guest Supply *                                               900            13
Playtex Products *                                           700            11
Church & Dwight                                              400            11
Block Drug (Class A)                                         309             9
Zomax Optical Media *                                        200             9
Carter Wallace                                               500             9
French Fragrances *                                        1,100             7
Revlon (Class A) *                                           700             6
Jason *                                                      700             5
Platinum Entertainment *                                   1,000             2
                                                                   -----------
                                                                           211
                                                                   -----------
Liquor  0.1%
Canandaigua Brands (Class A) *                               300            15
Todhunter International *                                  1,200            11
Robert Mondavi (Class A) *                                   300            11
                                                                   -----------
                                                                            37
                                                                   -----------

Textiles and Apparel  0.4%
Jones Apparel Group *                                      1,550            42
Timberland *                                                 400            21
WestPoint Stevens                                          1,100            19
Polymer Group                                                900            16
Kellwood                                                     800            16

15
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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Unifi *                                                      900   $        11
Warnaco Group (Class A)                                      900            11
Polo Ralph Lauren *                                          600            10
Quicksilver *                                                600             9
Kenneth Cole Productions (Class A) *                         200             9
Nautica Enterprises *                                        800             9
Guess *                                                      400             9
Columbia Sportswear *                                        400             9
Garan                                                        300             9
Brown Shoe                                                   600             9
Hartmarx *                                                 2,000             8
Haggar                                                       700             8
bebe Stores *                                                300             8
Culp                                                       1,100             7
R. G. Barry *                                              1,100             4
                                                                    ----------
                                                                           244
                                                                    ----------

Tobacco  0.1%
RJ Reynolds Tobacco                                        1,000            18
Universal                                                    500            11
Brooke Group                                                 630            10
Standard Commercial                                          600             2
                                                                            41
                                                                    ----------
Total Consumer Nondurables                                               1,152
                                                                    ----------


DURABLE GOODS  4.8%

Construction & Real Property  3.9%
Equity Office Properties, REIT                             3,100            76
Equity Residential Properties Trust, REIT                  1,631            70
Starwood Hotels & Resorts Worldwide, REIT                  2,100            49
Simon Property Group, REIT                                 2,100            48
Archstone Communities Trust, REIT                          2,000            41
Prologis Trust, REIT                                       1,960            38
Public Storage, REIT                                       1,600            36
Apartment Investment & Management, REIT                      900            36
Vornado Realty Trust, REIT                                 1,100            36
USG                                                          700            33
Duke-Weeks Realty, REIT                                    1,690            33

16
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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Spieker Properties, REIT                                     900   $        33
Johns Manville                                             2,200            31
Kimco Realty, REIT                                           900            30
Crescent Real Estate Equities, REIT                        1,600            29
Elcor                                                        900            27
Georgia Pac Timber                                         1,100            27
Avalonbay Communities, REIT                                  784            27
AMB Property                                               1,300            26
Southdown                                                    500            26
Catellus Development *                                     2,000            26
Reckson Services Industries *                                400            25
Boston Properties, REIT                                      800            25
Lafarge                                                      900            25
Martin Marietta Materials                                    600            25
Liberty Property, REIT                                     1,000            24
Cousins Properties, REIT                                     700            24
Cornerstone Properties                                     1,600            23
Highwoods Properties, REIT                                 1,000            23
Host Marriott                                              2,674            22
Pinnacle Holdings *                                          500            21
Rouse                                                      1,000            21
Mack-Cali Realty, REIT                                       800            21
Excel Realty Trust                                         1,300            21
Arden Realty, REIT                                         1,000            20
Weingarten Realty Investors, REIT                            500            19
Sun Communities, REIT                                        600            19
Franchise Finance                                            800            19
Post Properties, REIT                                        500            19
CarrAmerica Realty, REIT                                     900            19
Clayton Homes                                              2,050            19
Federal Realty Investment Trust, REIT                      1,000            19
Regency Realty, REIT                                         900            18
Mastec *                                                     400            18
Felcor Suite Hotels, REIT                                  1,000            18
General Growth Properties, REIT                              600            17
Developers Diversified Realty, REIT                        1,300            17

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

D.R. Horton                                                1,200   $        17
First Industrial Realty                                      600            16
Camden Property Trust, REIT                                  600            16
Jacobs Engineering Group *                                   500            16
Westfield America                                          1,300            16
BRE Properties                                               700            16
United Dominion Realty Trust, REIT                         1,500            15
Cabot Industrial                                             800            15
Lennar                                                       900            15
HRPT Properties Trust, REIT                                1,600            14
Health Care Property Investors                               600            14
Quanta Services *                                            500            14
Granite Construction                                         750            14
Florida Rock Industries                                      400            14
Hospitality Properties Trust, REIT                           700            13
Morrison Knudsen *                                         1,600            13
Macerich, REIT                                               600            12
CBL & Associates Properties, REIT                            600            12
Manufactured Home Communities, REIT                          500            12
Storage USA, REIT                                            400            12
Chelsea GCA, REIT                                            400            12
Koger Equity, REIT                                           700            12
Colonial Properties Trust, REIT                              500            12
Parkway Properties, REIT                                     400            12
IndyMac Mortgage Holdings, REIT *                            900            11
Brandywine Reality Trust                                     700            11
Forest City Enterprises                                      400            11
EastGroup Properties, REIT                                   600            11
Lexington Corporate Properties                             1,200            11
Nationwide Health Properties, REIT                           800            11
MDC Holdings                                                 700            11
Home Properties                                              400            11
Urban Shopping Centers                                       400            11
Walden Residential Properties *                              500            11
Newhall Land & Farming                                       400            11
Centerpoint Properties Trust                                 300            11

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Smith Charles Residential Realty                             300   $        11
Prentiss Properties Trust                                    500            11
Trammell Crow *                                              900            10
Chateau Communities, REIT                                    400            10
Realty Income                                                500            10
US Home *                                                    400            10
Essex Property Trust                                         300            10
Pacific Gulf Properties, REIT                                500            10
Gables Residential Trust, REIT                               400            10
Jones Lang Lasalle *                                         800            10
Glenborough Realty Trust, REIT                               700             9
Toll Brothers *                                              500             9
Shurgard Storage                                             400             9
Ryland Group                                                 400             9
Aaron Rents (Class A)                                        500             9
Butler Manufacturing                                         400             9
Kilroy Realty, REIT                                          400             9
Taubman Centers, REIT                                        800             9
Tanger Factory Outlet                                        400             8
Comfort Systems USA *                                      1,100             8
Prison Realty *                                            1,587             8
Healthcare Realty Trust                                      500             8
Beazer Homes *                                               400             8
Health Care REIT                                             500             8
Crown American Realty                                      1,300             7
Summit Properties                                            400             7
Pittsburgh & West Virginia Railroad                        1,000             7
American Locker Group *                                    1,200             7
SLI *                                                        500             7
JDN Realty                                                   400             6
Wyndham International (Class A) *                          2,039             6
Lasalle Hotel Properties                                     500             6
Senior Housing Properties                                    460             6
Fairfield Communities *                                      500             5
Zaring National *                                          1,000             5
Monmouth Real Estate Investment                            1,000             5
Miller Building Systems *                                    800             4
Perini *                                                   1,000             4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Oakwood Homes                                              1,200   $         4
G&L Realty                                                   256             2
                                                                   -----------
                                                                         2,095
                                                                   -----------
Consumer Durables  0.4%
Applied Power (Class A) *                                    825            30
Herman Miller                                              1,200            28
Shaw Industries                                            1,600            25
U.S. Industries                                            1,700            24
Mohawk Industries *                                          800            21
HON Industries                                               900            20
Ethan Allen Interiors                                        500            16
Bush Industries (Class A)                                    900            16
La-Z-Boy                                                     900            15
Furniture Brands International *                             600            13
Sunbeam *                                                  2,200             9
Pier 1 Imports                                             1,400             9
Mikasa                                                       800             8
                                                                   -----------
                                                                           234
                                                                   -----------
Motor Vehicles and Parts  0.5%
Copart *                                                     600            26
Lear *                                                       800            26
Gentex *                                                     900            25
Federal-Mogul                                                900            18
Meritor Automotive                                           900            17
Borg-Warner                                                  400            16
Modine Manufacturing                                         500            12
Hayes Lemmerz International *                                700            12
Arvin Industries                                             400            11
Superior Industries                                          400            11
Coachmen Industries                                          700            11
Tower Automotive *                                           600             9
Oshkosh Truck                                                300             9
Dura Automotive Systems *                                    500             9
Aftermarket Technology *                                     700             8
Winnebago                                                    400             8
Monaco Coach *                                               300             8
Mascotech                                                    600             8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

American Axle & Manufacturing Holdings *                     600   $         7
SMC *                                                      1,200             5
                                                                   -----------
                                                                           256
                                                                   -----------
Total Durable Goods                                                      2,585
                                                                   -----------

ENERGY  2.2%

Energy Reserves & Production  0.8%
Vastar Resources                                           1,200            71
Murphy Oil                                                   600            34
Eog Resources                                              1,900            33
Devon Energy                                                 958            32
Houston Exploration *                                      1,100            22
BP Prudhoe Bay Royalty Trust                               2,300            21
Ocean Energy *                                             2,600            20
Pogo Producing                                               900            18
Noble Affiliates                                             800            17
Pioneer Natural Resources *                                1,800            16
Forest Oil *                                               1,200            16
Newfield Exploration *                                       500            13
Mitchell Energy & Development (Class A)                      600            13
Barrett Resources *                                          400            12
Vintage Petroleum                                            800            10
El Paso Energy                                               500            10
Louis Dreyfus Natural Gas *                                  500             9
HS Resources *                                               500             9
Stone Energy *                                               200             7
Howell                                                     1,200             7
Southwestern Energy                                        1,000             7
Meridian Resource *                                        1,700             5
Penn Virginia                                                300             5
Chesapeake Energy *                                        1,200             3
Brigham Exploration *                                        900             1
                                                                   -----------
                                                                           411
                                                                   -----------
Oil Refining  0.3%
Dynegy                                                     1,800            44
Ultramar Diamond Shamrock                                  1,000            23
Valero Energy                                              1,000            20
NorthWestern                                                 800            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Teppco Partners                                              600   $        12
Adams Resources & Energy                                   1,100             9
Enterprise Products                                          500             9
Kaneb Services *                                           1,900             8
Pennzoil-Quaker State                                        800             8
World Fuel Services                                          700             5
Giant Industries *                                           600             5
                                                                   -----------
                                                                           161
                                                                   -----------
Oil Service  1.1%
Weatherford International *                                1,390            56
Nabors Industries *                                        1,700            53
Noble Drilling *                                           1,600            52
Diamond Offshore Drilling                                  1,700            52
ENSCO International                                        1,700            39
BJ Services *                                                900            38
Global Marine *                                            2,200            37
Santa Fe International                                     1,400            36
Smith International *                                        700            35
Cooper Cameron *                                             700            34
R & B Falcon *                                             2,440            32
Tuboscope Vetco *                                          1,500            24
Tidewater                                                    600            22
Global Industries *                                        2,000            17
Western Gas Resources                                      1,300            17
National Oilwell *                                         1,000            16
Newpark Resources *                                        2,300            14
Pride International *                                        700            10
UTI Energy *                                                 400             9
Varco International *                                        800             8
Offshore Logistics *                                         800             7
Dawson Geophysical *                                         800             7
                                                                   -----------
                                                                           615
                                                                   -----------
Total Energy                                                             1,187
                                                                   -----------

FINANCIAL  11.2%

Bank and Trust  3.5%
Marshall & Ilsley                                          1,400            88
UnionBancal                                                2,100            83

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

First Security                                             2,389   $        61
Charter One Financial                                      3,128            60
Zions Bancorp                                              1,000            59
Popular                                                    1,700            47
First Tennessee National                                   1,600            46
M & T Bank                                                   100            41
Silicon Valley Bancshares *                                  700            35
Associated Banc-Corp                                         975            33
FirstMerit                                                 1,400            33
North Fork Bancorporation                                  1,750            31
Compass Bancshares                                         1,350            30
First Virginia Banks                                         700            30
TCF Financial                                              1,200            30
Commerce Bancshares                                          866            30
National Commerce Bancorporation                           1,300            30
Mercantile Bankshares                                        900            29
UST                                                          900            29
Trustmark                                                  1,300            28
City National                                                800            26
Sky Financial Group                                        1,303            26
CCB Financial                                                600            26
Peoples Heritage Financial Group                           1,700            26
Old National Bancorp                                         780            25
Provident Financial Group                                    700            25
Wilmington Trust                                             500            24
U.S. Trust                                                   300            24
Fulton Financial                                           1,265            23
Valley National Bancorp                                      813            23
Pacific Century Financial                                  1,200            22
First Midwest Bancorp                                        845            22
Centura Banks                                                500            22
Hibernia Corp. (Class A)                                   2,000            21
Cullen/Frost Bankers                                         800            21
Commerce Bancorp                                             500            20
Commercial Federal                                         1,100            20
Bancwest                                                   1,000            19
One Valley Bancorp                                           600            18

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Trustco Bank                                               1,320   $        18
Merchants Bancshares                                         800            17
Keystone Financial                                           800            17
WestAmerica                                                  600            17
Bancorpsouth                                               1,000            16
Hudson United Bancorp                                        615            16
TeleBanc Financial *                                         600            16
Arrow Financial                                              800            15
Wintrust Financial *                                       1,000            15
Susquehanna Bancshares                                       950            15
Colonial Bancgroup                                         1,400            15
F&M National                                                 515            14
First Citizens Bancshares                                    200            14
Midwest Banc Holdings                                      1,000            14
Independence Community Bank                                1,100            14
PFF Bancorp                                                  700            14
Citizens Banking                                             600            13
Mid State Bancshares                                         400            13
BOK Financial *                                              618            13
Chemical Financial                                           400            13
Cathay Bancorp                                               300            12
UMB Financial                                                330            12
Imperial Bancorp *                                           500            12
First Commonwealth Financial                               1,000            12
United Bankshares                                            500            12
USBANCORP                                                  1,000            12
Chittenden                                                   400            12
Texas Regional Bancshares                                    400            12
Merchants Bancorp                                            400            11
National Bancorp Alaska                                      400            11
Whitney Holding                                              300            11
Community First Bankshares                                   700            11
First Union                                                  331            11
Park National                                                105            10
Net Bank *                                                   500             9
S & T Bancorp                                                400             9
Pacific Capital Bancorp                                      300             9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

U.S. Bancorp                                                 387   $         9
Investors Financial Services                                 200             9
Second Bancorp                                               400             9
SGV Bancorp *                                                400             9
Medford Bancorp                                              500             8
Niagara Bancorp                                              800             8
Mississippi Valley Bankshares                                300             8
Banknorth Group                                              300             8
Hudson City Bancorp                                          600             8
Southwest Bancorp *                                          400             8
BWC Financial *                                              400             8
Banco Santander Prior San Juan                               500             8
Republic Bancshares *                                        600             8
Bay Bancshares                                               400             7
Delphos Citizens Bancorp                                     400             7
Interchange Financial Services                               400             7
Provident Bankshares                                         300             5
                                                                   -------------
                                                                         1,907
                                                                   -------------
Financial Services 1.2%
Comdisco                                                   2,100            78
The CIT Group (Class A) *                                  3,200            68
Concord EFS *                                              2,550            66
Arthur J. Gallagher                                          500            32
Express Scripts (Class A) *                                  500            32
AmeriCredit *                                              1,600            30
Erie Indemnity                                               900            29
FINOVA Group                                                 800            28
Choicepoint *                                                600            25
Compucredit *                                                500            19
Metris                                                       500            18
Nextcard *                                                   600            17
Student Loan                                                 300            15
Allied Capital                                               800            15
Perry County Financial                                       700            14
ADVANTA                                                      766            14
First United Bancshares                                    1,000            14
Cash America Investments                                   1,300            13
E.W. Blanch                                                  200            12
White Mountains Insurance Group                              100            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Crawford (Class B)                                           800   $        11
Heller Financial                                             500            10
Matrix Capital *                                             800            10
UICI    *                                                    900            10
NCO Group *                                                  300             9
Actrade International *                                      600             9
WFS Financial *                                              400             8
Brown and Brown                                              200             8
Security Capital Group (Class B) *                           600             7
Doral Financial                                              600             7
E Loan *                                                     400             6
Insignia Financial Group *                                   700             6
4 Kids Entertainment *                                       100             3
Linc Capital *                                               600             3
Homefed *                                                    158             0
                                                                   -------------
                                                                           658
                                                                   -------------
Life & Health Insurance 0.3%
Protective Life                                            1,000            32
Reinsurance Group America                                    650            18
Hartford Life (Class A)                                      400            18
Liberty Financial                                            700            16
Mony Group                                                   500            15
Kansas City Life Insurance                                   400            14
Stancorp Financial Group                                     400            10
American Annuity Group                                       500             9
Nationwide Financial Services (Class A)                      300             8
Presidential Life                                            400             7
Delphi Financial Group *                                     204             6
Cotton States Life Insurance                                 500             4
                                                                   -------------
                                                                           157
                                                                   -------------
Property & Casualty Insurance 3.4%
Berkshire Hathaway (Class A) *                                19         1,066
CNA Financial *                                            2,200            86
AMBAC                                                        800            42
Transatlantic Holdings                                       500            39
Travelers Property Casualty (Class A)                      1,000            34
Unitrin                                                      900            34
Allmerica Financial                                          600            33
American National Insurance                                  500            32

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

PMI Group                                                    600   $        29
Wesco Financial                                              100            24
Radian Group                                                 500            24
American Financial Group                                     900            24
Financial Security Assurance                                 400            21
Leucadia National                                            900            21
20th Century Industries                                    1,000            19
Alleghany *                                                  100            19
Old Republic International                                 1,350            18
Mercury General                                              800            18
Commerce Group                                               600            16
Markel *                                                     100            15
Trenwick Group                                               812            14
First American                                             1,000            12
BancInsurance *                                            2,310            12
Horace Mann Educators                                        600            12
Everest Reinsurance Holdings                                 500            11
Midland                                                      500            10
RLI                                                          300            10
HSB Group                                                    300            10
Reliance Group Holdings                                    1,500            10
State Auto Financial                                       1,100            10
Harleysville Group                                           700            10
HCC Insurance Holdings                                       700             9
Triad Guaranty *                                             400             9
Highlands Insurance Group *                                  900             9
W. R. Berkley                                                400             8
Alfa                                                         500             8
Fremont General                                            1,100             8
Ohio Casualty                                                500             8
NYMAGIC                                                      600             8
ACE Limited                                                  390             7
Enhance Financial Services                                   400             7
Risk Capital Holdings *                                      500             7
Amwest Insurance Group                                       726             5
PAULA Financial                                              800             5
Acceptance Insurance *                                       700             4
Frontier Insurance Group *                                 1,030             4

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Superior National Insurance Group *                          400   $         3
                                                                   -------------
                                                                         1,844
                                                                   -------------
Securities & Asset Management 1.9%
AXA Financial                                              5,500           186
Goldman Sachs Group                                          900            85
E*TRADE *                                                  2,900            76
Donaldson, Lufkin & Jenrette                               1,400            68
Knight Trimark Group *                                     1,400            64
Alliance Capital                                           2,100            63
AmeriTrade *                                               2,000            43
ReliaStar Financial                                        1,100            43
Eaton Vance                                                1,100            42
A.G. Edwards                                               1,300            42
TD Waterhouse Group *                                      2,500            41
Federated Investors (Class B)                              1,500            30
Legg Mason                                                   700            25
Waddell & Reed Financial (Class A)                           900            24
Pimco Advisors Holdings                                      600            23
Raymond James Financial                                    1,100            20
John Nuveen (Class A)                                        500            18
Morgan Keegan                                              1,000            17
Neuberger Berman *                                           600            15
United Asset Management                                      800            15
Wit Capital Group *                                          800            14
NVEST                                                        700            11
Dain Rauscher *                                              200             9
International Bancshares                                     200             9
National Discount Brokers Group *                            300             8
Labranche & Company *                                        600             8
Big Foot Financial                                           400             5
Peoples Financial                                            600             4
                                                                   -------------
                                                                         1,008
                                                                   -------------

Thrift Institutions 0.9%
Golden State Bancorp *                                     1,900            33
Greenpoint Financial                                       1,300            31
Astoria Financial                                            800            25
Sovereign Bancorp                                          3,100            23
Dime Bancorp                                               1,500            23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Washington Federal                                         1,080   $        21
People's Bank                                              1,000            21
First Indiana                                                900            20
Roslyn Bancorp                                             1,000            18
St. Francis Capital                                          900            17
FirstBank Puerto Rico                                        800            17
Queens County Bancorp                                        600            16
Home Federal Savings Bank                                    700            16
FirstFed Financial *                                       1,100            16
Staten Island Bancorp                                        800            14
Ameriana Bancorp                                             960            14
Webster Financial                                            600            14
Mid Coast Bancorp                                          1,575            12
First Financial Bancorp                                      550            12
Bank United                                                  400            11
Capitol Federal Financial                                  1,100            11
Mech Financial                                               300            10
J S B Financial                                              200            10
Reliance Bancorp                                             300            10
ISB Financial                                                700            10
Maf Bancorp                                                  400             8
Downey Financial                                             400             8
Westcorp                                                     500             7
Richmond County Financial                                    400             7
StateFed Financial                                           800             7
Commonwealth Bancorp                                         400             7
Bedford Bancshares                                           600             6
                                                                           475
                                                                   -------------
Total Financial                                                          6,049
                                                                   -------------

HEALTH CARE 5.9%

Drugs 3.9%
Immunex *                                                  2,000           219
Biogen *                                                   1,900           160
MedImmune *                                                  800           133
Genentech *                                                  900           121
Chiron *                                                   2,300            97
Affymetrix *                                                 500            85
Human Genome Sciences *                                      500            76

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Millennium Pharmaceuticals *                                 585   $        71
Forest Laboratories *                                      1,000            61
Genzyme *                                                  1,100            49
Perkin-Elmer *                                               300            45
Gilead Sciences *                                            765            41
Mylan Laboratories                                         1,600            40
Sepracor *                                                   400            40
Cygnus *                                                   2,100            38
King Pharmaceuticals *                                       600            34
IVAX *                                                     1,300            33
Priority Healthcare (Class B) *                              997            29
ICN Pharmaceuticals                                        1,100            28
Abgenix *                                                    200            26
Jones Medical Industries                                     600            26
Neurocrine Biosciences *                                   1,000            25
Digene *                                                   1,400            24
ICOS *                                                       800            23
Enzon *                                                      500            22
Vical *                                                      700            21
Dura Pharmaceuticals *                                     1,300            18
Ventana Medical Systems *                                    700            17
Andrx *                                                      400            17
ONYX Pharmaceuticals *                                     1,600            16
Bergen Brunswig                                            1,915            16
Bio Technology General *                                   1,000            15
Medarex *                                                    400            15
Alkermes *                                                   300            15
Celgene *                                                    200            14
Protein Design Labs *                                        200            14
Cephalon *                                                   400            14
United Therapeutics *                                        300            14
Enzo Biochem *                                               300            14
Bindley Western Industries                                   888            13
K-V Pharmaceutical *                                         600            13
Allscripts *                                                 300            13
Inhale Therapeutic Systems *                                 300            13
Medicis Pharmaceutical *                                     300            13
Geron *                                                    1,000            13
Alpharma (Class A)                                           400            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Invitrogen *                                                 200   $        12
BioCryst Pharmaceuticals *                                   400            12
D&K Healthcare *                                             800            12
Pharmacia & Upjohn                                           243            11
COR Therapeutics *                                           400            11
AmeriSource Health *                                         700            11
Immucor *                                                    800            11
Vertex Pharmaceuticals *                                     300            10
Rexall Sundown *                                           1,000            10
Cambrex                                                      300            10
Covance *                                                    900            10
Barr Laboratories *                                          300             9
Albany Molecular Research *                                  300             9
Supergen *                                                   300             9
Northfield Laboratories *                                    800             9
PathoGenesis *                                               400             9
Pharmacyclics *                                              200             8
IDEXX Laboratories *                                         500             8
CV Therapeutics *                                            300             8
NBTY *                                                       700             8
Transkaryotic Therapies *                                    200             8
Viropharma *                                                 200             7
Liposome *                                                   500             6
Syncor International *                                       200             6
Triangle Pharmaceuticals *                                   400             5
Genzyme Molecular Biology *                                   75             1
                                                                   -------------
                                                                         2,086
                                                                   -------------

Medical Products 1.3%
Stryker                                                    1,200            84
IDEC Pharmaceuticals *                                       500            49
Cytyc *                                                      700            43
Imclone Systems *                                          1,000            40
Techne *                                                     700            39
VISX *                                                       700            36
Sybron International *                                     1,300            32
Minimed *                                                    400            29
Wesley Jessen VisionCare *                                   700            26
ABIOMED *                                                    700            25
Beckman Industries                                           500            25

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Dentsply International                                       800   $        19
Summit Technology *                                        1,500            17
Patterson Dental *                                           400            17
Merit Medical Systems *                                    2,300            17
Mentor                                                       600            16
Kensey Nash *                                              1,300            15
Eltrax Systems *                                           1,900            15
Varian Associates *                                          500            15
Safeskin *                                                 1,100            14
Ocular Sciences *                                            700            13
CONMED *                                                     500            13
Cohesion Technologies *                                    1,400            13
Steris *                                                   1,200            12
Invacare                                                     600            12
Arrow International                                          400            11
ADAC Laboratories *                                        1,000            11
Inamed *                                                     200             9
Henry Schein *                                               600             8
Analogic                                                     200             7
Arthrocare *                                                 100             6
American Science Engineering *                               800             6
Genzyme Surgical Products *                                  896             5
VIVUS *                                                      900             3
Advanced Tissue Sciences *                                 1,100             3
                                                                   -------------
                                                                           705
                                                                   -------------

Medical Providers & Services 0.7%
Health Management (Class A) *                              3,400            45
First Health Group *                                       1,400            38
Lincare *                                                  1,000            35
PacifiCare Health Systems (Class A) *                        600            32
Hillenbrand Industries                                       800            25
Trigon Healthcare *                                          700            21
Omnicare                                                   1,600            19
Foundation Health Systems *                                1,700            17
Quorum Health Group *                                      1,700            16
Oxford Health Plans *                                      1,200            15
Universal Health Services *                                  400            14
Orthodontic Centers of America *                           1,200            14
Quest Diagnostics *                                          400            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Renal Care Group *                                           500   $        12
Total Renal Care Holdings *                                1,700            11
Hooper Holmes                                                400            10
Labone                                                     1,500            10
Coventry Health Care *                                     1,300             9
Stewart Enterprises (Class A)                              1,800             9
Res-Care *                                                   600             8
Alterra Healthcare *                                         800             7
AmeriPath *                                                  800             6
Rural Metro *                                              1,300             6
Capital Senior Living *                                    1,000             5
Sierra Health Services *                                     700             5
                                                                   -------------
                                                                           401
                                                                   -------------
Total Health Care                                                        3,192
                                                                   -------------

INDUSTRIAL 2.0%

Defense and Aerospace 0.3%
Litton Industries *                                          600            30
Howmet International *                                     1,300            23
Sequa (Class A) *                                            400            22
United Industrial                                          1,600            15
Kaman                                                      1,100            14
Cordant Technologies                                         400            13
Orbital Sciences *                                           700            13
Precision Castparts                                          400            11
Heico                                                        400             9
GRC International ADS *                                      700             8
Kellstrom Industries *                                       700             6
Heico (Class A)                                              250             5
Gencorp                                                      500             5
T NETIX *                                                    700             3
                                                                   -------------
                                                                           177
                                                                   -------------

Heavy Electrical Equipment 0.5%
American Power Conversion *                                2,400            63
Cable Design Technologies *                                1,100            25
Hubbell (Class B)                                            900            25
Commscope *                                                  600            24
UCAR International *                                       1,300            23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Teleflex                                                     700   $        22
Belden                                                     1,000            21
Alpine Group *                                             1,100            14
Plug Power *                                                 500            14
Lincoln Electric Holdings                                    600            13
Anicom *                                                   2,000             9
Anixter International *                                      400             8
Optical Cable *                                              400             8
Owosso                                                     1,200             4
                                                                   -------------
                                                                           273
                                                                   -------------
Industrial Parts 1.0%
American Standard *                                          900            41
Pentair                                                      700            27
Tecumseh Products                                            500            24
Manitowoc                                                    600            20
Donaldson                                                    800            19
Cymer *                                                      400            18
Marine Drilling *                                            800            18
AAON *                                                     1,200            17
Mattson Technology *                                       1,000            17
Genlyte Group *                                              800            17
York International                                           600            17
Thomas Industries                                            800            16
Energy Conversion Devices *                                1,700            16
UNOVA *                                                    1,200            16
Specialty Equipment *                                        600            14
Kennametal                                                   400            13
Powell Industries *                                        1,900            13
Key Technology *                                           1,400            13
Trigen Energy                                                700            12
Lindsay Manufacturing                                        650            12
Standard Motor Products                                      700            11
Graco                                                        300            11
Mark IV Industries                                           600            11
Hussmann                                                     700            11
United Dominion Industries                                   500            10
Nordson                                                      200            10
IDEX                                                         300             9
Helix Technology                                             200             9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

EDO                                                        1,500   $         9
Kaydon                                                       300             8
Flow International *                                         700             8
Zoltek *                                                     900             8
Ametek Aerospace Products                                    400             8
Rayovac *                                                    400             8
Blout International *                                        407             7
CTB International *                                          900             5
Washington Scientific Industries *                         1,400             5
Middleby *                                                   800             5
Industrial Holdings *                                      1,600             4
Graham *                                                     600             4
Waterlink *                                                  800             2
                                                                   -------------
                                                                           523
                                                                   -------------
Heavy Machinery 0.2%
Trinity Industries                                           900            26
Newport News Shipbuilding                                    800            22
AGCO                                                       1,300            17
Tennant                                                      500            16
Dril-Quip *                                                  400            12
CMI (Class A)                                                800             6
                                                                   -------------
                                                                            99
                                                                   -------------
Total Industrial                                                         1,072
                                                                   -------------

RETAIL 3.6%

Clothing Stores 0.8%
Intimate Brands                                            3,015           130
Talbots                                                      800            36
Abercrombie & Fitch (Class A) *                            1,300            35
Ross Stores                                                1,600            29
Payless Shoesource *                                         600            28
Brauns Fashions *                                          1,200            25
American Eagle Outfitters *                                  500            22
Neiman Marcus Group *                                        800            22
Dress Barn *                                               1,100            18
Gadzooks *                                                 1,600            16
AnnTaylor Stores *                                           300            10
WoolWorth *                                                1,400            10
Pacific Sunwear *                                            300            10

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Men's Wearhouse *                                            300   $         9
Stein Mart *                                               1,300             7
Too *                                                        400             7
Claire's  Stores                                             300             7
Harold's Stores *                                          1,700             6
The Children's Place *                                       300             5
Syms *                                                       900             5
Stage Stores *                                             1,700             4
                                                                   -------------
                                                                           441
                                                                   -------------
Grocery Stores 0.3%
Hannaford Brothers                                           600            42
Food Lion                                                  1,800            37
Weis Markets                                                 700            30
Whole Foods Market *                                         400            19
Rocky Mountain Chocolate Factory *                         1,900            10
Casey's General Stores                                       900             9
Ruddick                                                      600             9
Marsh Supermarkets                                           600             6
                                                                   -------------
                                                                           162
                                                                   -------------
Department Stores 0.2%
Family Dollar Stores                                       2,200            36
Saks *                                                     1,675            26
Ames Department Stores *                                     500            14
Value City Dept Stores *                                     700            11
Bon-Ton Stores *                                           1,400             5
                                                                   -------------
                                                                            92
                                                                   -------------
Retailing/Specialty Retailers 2.3%
Amazon.com *                                               4,300           328
Tiffany                                                    1,000            89
CDW Computer Centers *                                       800            63
Chemdex *                                                    400            44
etoys *                                                    1,400            37
Williams-Sonoma *                                            800            37
Dollar Tree Stores *                                         750            36
BJ's Wholesale Club *                                        900            33
Fastenal                                                     700            32
ValueVision International (Class A) *                        500            29
Lands' End *                                                 700            24
Zale *                                                       500            24
Borders Group *                                            1,300            21

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Fred's (Class A)                                           1,300   $        21
Barnes & Noble *                                             900            19
Drugstore.Com *                                              500            18
Linens `n Things *                                           600            18
Stamps.com *                                                 400            17
Spiegel (Class A) *                                        2,200            16
99 Cents Only Stores *                                       400            15
uBid *                                                       563            15
West Marine *                                              1,700            14
OfficeMax *                                                2,400            13
Caremark Rx  *                                             2,600            13
O'Reilly Automotive *                                        600            13
Micro Warehouse *                                            700            13
Good Guys *                                                1,400            13
CompUSA *                                                  2,400            12
Insight Enterprises *                                        300            12
Hibbett Sporting Goods *                                     700            12
Advanced Marketing Services                                  400            11
Michaels Stores *                                            400            11
Damark International *                                       700            11
Tweeter Home Entertainment Group *                           300            11
CSK Auto *                                                   600            11
School Specialty *                                           676            10
Bandag                                                       400            10
MSC *                                                        700             9
PETsMART *                                                 1,600             9
Planetrx *                                                   600             9
U.S. Office Products *                                     2,572             8
Boyds Collection *                                         1,200             8
Hancock Fabrics                                            2,600             8
InterTAN *                                                   300             8
Transport World Entertainment *                              700             7
Tuesday Morning *                                            400             7
Hollywood Entertainment *                                    500             7
Cost Plus *                                                  200             7
Sunglass Hut International *                                 600             7
Beyond.com *                                                 800             6
Friedman's                                                   800             6
Creative Computers *                                         800             6

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

barnesandnoble.com *                                         400   $         6
Ashford.com *                                                400             4
Value America *                                              600             3
                                                                   -----------
                                                                         1,251
                                                                   -----------
Total Retail                                                             1,946
                                                                   -----------

TECHNOLOGY  34.3%

Computer Makers  0.1%
Digital Lightwave *                                          400            25
Micron Electronics *                                       1,500            17
MMC Networks *                                               400            14
Concurrent Computer *                                        700            13
                                                                   -----------
                                                                            69
                                                                   -----------
Communications Equipment  2.6%
Qwest Communications International *                       8,698           374
Sycamore Networks *                                        1,000           305
CIENA *                                                    1,600            92
Advanced Fibre Communications *                            1,400            63
DSP Group *                                                  600            56
Polycom *                                                    800            51
Aspect Telecommunications *                                1,200            47
Harmonic Lightwaves *                                        400            38
ADTRAN *                                                     700            36
Sawtek *                                                     500            33
ANTEC *                                                      800            29
Plantronics *                                                400            29
Efficient Networks *                                         400            27
Ortel *                                                      200            24
Comtech Telecommunications *                               1,350            19
Terayon Communication Systems *                              300            19
P-COM *                                                    1,900            17
L 3 Communications *                                         400            17
Digital Microwave *                                          700            16
Tekelec *                                                    700            16
C-Cor.net *                                                  200            15
Viasat *                                                     300            15
Carrier Access *                                             200            13
Powerwave Technologies *                                     200            12

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

PairGain Technologies *                                      800   $        11
Harris                                                       400            11
ditech Communications *                                      100             9
InterVoice *                                                 400             9
Active Voice *                                               300             9
Com21 *                                                      300             7
                                                                   -----------
                                                                         1,419
                                                                   -----------
Computer Communications Equipment  1.1%
Juniper Networks *                                           600           204
Extreme Networks *                                           600            50
Electronics for Imaging *                                    800            47
Emulux *                                                     400            45
Alteon Websystems *                                          500            44
Network Peripherals *                                        900            43
Ancor Communications *                                       300            20
Aironet Wireless Communication *                             200            13
Gadzoox Networks *                                           300            13
SCM Microsystems *                                           200            13
Splash Technology *                                        1,400            12
Proxim *                                                     100            11
Netopia *                                                    200            11
Paradyne Networks *                                          400            11
Digi International *                                       1,000            11
Apex *                                                       300            10
Cybex Computer Products *                                    200             8
Ezenia *                                                     600             5
                                                                   -----------
                                                                           571
                                                                   -----------
Miscellaneous Computer Hardware  1.9%
Foundry Networks *                                           700           211
Brocade Communications Systems *                             600           106
Symbol Technologies                                        1,150            73
RSA Security *                                               800            62
Dataram *                                                  2,550            57
Zebra Technologies (Class A) *                               700            41
Sandisk *                                                    400            38
MIPS Technologies *                                          600            31
Quantum *                                                  2,000            30
Scansource *                                                 700            28
Crossroads Systems *                                         300            25

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Storage Technology *                                       1,300   $        24
Intraware *                                                  300            24
Tech Data *                                                  800            22
Diebold                                                      900            21
Jack Henry & Associates                                      400            21
Black Box *                                                  300            20
Interlink Electronics *                                      300            17
Imation *                                                    500            17
Exabyte *                                                  2,200            17
Advanced Digital Info *                                      300            15
Stratasys *                                                1,700            12
Kronos *                                                     200            12
Iomega *                                                   3,400            12
Netegrity *                                                  200            11
MTI Technology *                                             300            11
Ingram Micro *                                               800            11
Radisys *                                                    200            10
Immersion *                                                  200             8
Amplicon                                                     600             7
Digital River *                                              200             7
Smartdisk *                                                  200             7
Maxtor *                                                     900             7
Quantum *                                                    900             6
Global Payment Technologies *                                600             6
Vixel *                                                      300             5
Ultradata Systems *                                        1,200             1
SED International Holdings *                                 600             1
Western Digital *                                            300             1
                                                                   -------------
                                                                         1,035
                                                                   -------------
Computer Software 12.0%
VERITAS Software *                                         3,250           465
Siebel Systems *                                           2,400           202
i2 Technologies *                                          1,000           195
Broadvision *                                              1,100           187
Commerce One *                                               900           177
Intuit *                                                   2,400           144
Vignette *                                                   800           130
Liberate Technologies *                                      500           128
BEA Systems *                                              1,800           126

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Sapient *                                                    800  $        113
RealNetworks *                                               900           108
Tibco Software *                                             700           107
Inktomi *                                                  1,200           106
Vitria Technology *                                          400            94
Phone.com *                                                  800            93
Portal Software *                                            900            92
Redback Networks *                                           500            89
Cadence Design Systems *                                   3,400            82
Safeguard Scientifics *                                      500            81
Checkfree Holdings *                                         700            74
Legato Systems *                                           1,000            69
Peregrine Systems *                                          800            67
Electronic Arts *                                            800            67
USinternetworking *                                          900            63
Synopsys *                                                   900            60
Rational Software *                                        1,200            59
Intertrust Technologies *                                    500            59
Razorfish *                                                  575            55
Mercury Interactive *                                        500            54
Network Associates *                                       2,000            53
HNC Software *                                               500            53
Cacheflow *                                                  400            52
Art Technology Group *                                       400            52
Macromedia *                                                 700            51
Micromuse *                                                  300            51
Quest Software *                                             500            50
iXL Enterprises *                                            900            50
Software.com *                                               500            48
Harbinger *                                                1,500            48
Symantec *                                                   800            47
NCR *                                                      1,200            45
Retek *                                                      600            45
J. D. Edwards *                                            1,500            45
Agile Software *                                             200            43
USWeb *                                                      950            42
Inet Technologies *                                          600            42
Virginia Linux Systems *                                     200            41

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Sterling Software *                                        1,300   $        41
Clarify *                                                    300            38
Sterling Commerce *                                        1,100            38
Active Software *                                            400            37
Interwoven *                                                 300            37
Lightbridge *                                              1,300            37
Engage Technologies *                                        600            36
Informix *                                                 3,100            36
ISS Group *                                                  500            36
National Instruments *                                       900            35
F5 Networks *                                                300            34
Metasolv Software *                                          400            33
Silknet Software *                                           200            33
Akamai Technologies *                                        100            33
S1 Corporation *                                             400            31
Entrust Technologies *                                       500            30
Verity *                                                     700            30
Netzero *                                                  1,100            30
Macrovision *                                                400            30
Allaire *                                                    200            29
Applix *                                                   1,600            29
New Era Of Networks *                                        600            29
Titan *                                                      600            28
Applied Voice Technology *                                   600            28
Packeteer *                                                  400            28
Aspect Development *                                         400            27
Acxiom *                                                   1,100            26
Puma Technology *                                            200            26
Midway Games *                                             1,079            26
Interworld *                                                 300            26
Tumbleweed Communications *                                  300            25
Silverstream Software *                                      200            24
Visio *                                                      500            24
Visual Networks *                                            300            24
Clarent *                                                    300            23
Bluestone Software *                                         200            23
Activision *                                                 500            23
Open Market *                                                500            23

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Great Plains Software *                                      300  $         22
Broadbase Software *                                         200            22
Project Software & Development *                             400            22
Informatica *                                                200            21
MicroStrategy (Class A) *                                    100            21
Dendrite International *                                     600            20
Predictive Systems *                                         300            20
Industri-Matematik *                                       3,200            20
JDA Software Group *                                       1,200            20
Remedy *                                                     400            19
IDX Systems *                                                600            19
Marimba *                                                    400            18
Wind River Systems *                                         500            18
Quintus *                                                    400            18
SPSS *                                                       700            18
Tanning Technology *                                         300            18
Hyperion Solutions *                                         400            17
LHS Group *                                                  700            17
Rare Medium Group *                                          500            17
TSI International Software *                                 300            17
Genesys Telecommunications Laboratory *                      300            16
WebTrends *                                                  200            16
Accrue Software *                                            300            16
Tenfold *                                                    400            16
Eclipsys *                                                   600            15
SABRE Group Holdings *                                       300            15
Policy Management Systems *                                  600            15
Sybase *                                                     900            15
Santa Cruz Operation *                                       500            15
National Computer Systems                                    400            15
Bindview Development *                                       300            15
Micros Systems *                                             200            15
Cysive *                                                     200            15
Research Engineers *                                         300            14
Mustang.com *                                                900            14
Amdocs                                                       408            14
Mission Critical Software *                                  200            14
Concord Communications *                                     300            13
Clarus *                                                     200            13

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Integral Systems *                                           300   $        13
Health Management Systems *                                2,000            13
Actuate Software *                                           300            13
Advent Software *                                            200            13
Net Perceptions *                                            300            13
Sanchez Computer Associates *                                300            12
Documentum *                                                 200            12
Ardent Software *                                            300            12
Mapics *                                                     900            11
Progress Software *                                          200            11
Egain Communications *                                       300            11
Transaction Systems Architects *                             400            11
Onyx Software *                                              300            11
Exchange Applications Software *                             200            11
Intranet Solutions *                                         300            11
Aware *                                                      300            11
MapInfo *                                                    300            11
SOFTWORKS *                                                1,100            11
SeaChange International *                                    300            11
NetIQ *                                                      200            11
Mentor Graphics *                                            800            11
Mercury Computer Systems *                                   300            10
Integrated Systems *                                         300            10
Complete Business Solutions *                                400            10
Imanage *                                                    300            10
Manugistics Group *                                          300            10
Infocure *                                                   300             9
NetScout Systems *                                           300             9
Serena Software *                                            300             9
BE *                                                         400             9
Primus Knowledge Solutions *                                 200             9
Sagent Technology *                                          300             9
eSoft *                                                      300             9
On2.com *                                                    300             9
AXENT Technologies *                                         400             9
Brio Technology *                                            200             8
SalesLoggix *                                                200             8
4Front Technologies *                                        600             8
Saga Systems *                                               400             8

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Aspen Technology *                                           300   $         8
Liquid Audio *                                               300             8
Cerner *                                                     400             8
CyberCash *                                                  800             7
Summit Design *                                            2,000             7
digex *                                                      100             7
Inprise *                                                    600             7
Intergraph *                                               1,400             7
IMRglobal *                                                  500             6
Concur Technologies *                                        200             6
Advantage Learning Systems *                                 500             6
Rogue Wave Software *                                        600             5
Daleen Technologies *                                        200             4
GT Interactive Software *                                  2,000             3
Aztec Technology Partners *                                  538             3
                                                                   -------------
                                                                         6,514
                                                                   -------------
Heavy Electrical Equipment 0.0%
World Access *                                               600            12
                                                                   -------------
                                                                            12
                                                                   -------------
Electronic Equipment 3.9%
Level 3 Communications *                                   4,200           344
Agilent Technologies *                                     1,600           124
Metromedia Fiber Network *                                 2,370           114
SCI Systems *                                                900            74
Jabil Circuit *                                            1,000            73
Sanmina *                                                    700            70
Optical Coating Laboratory                                   200            59
AVX                                                        1,100            55
American Tower Systems (Class A) *                         1,700            52
Vishay Intertechnology *                                   1,400            44
Waters *                                                     800            42
SPX *                                                        500            40
InterDigital Communication *                                 500            38
Xircom *                                                     500            38
TeleCorp PCS *                                               900            34
Amphenol *                                                   500            33
Cobalt Networks *                                            300            32
Oak Industries *                                             300            32
Technitrol                                                   700            31

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Copper Mountain *                                            600   $        29
Pittway                                                      600            27
Credence Systems *                                           300            26
Netro *                                                      500            25
MRV Communications *                                         400            25
C-Cube Microsystems *                                        400            25
KEMET *                                                      500            23
Methode Electronics (Class A) *                              700            22
Fisher Scientific *                                          600            22
Thermo Instrument Systems *                                1,900            21
Tollgrade Communications *                                   600            21
Act Manufacturing *                                          550            21
Vicor *                                                      500            20
Watkins-Johnson                                              500            20
Advanced Energy Industries *                                 400            20
Cognex *                                                     500            19
Cyberoptics *                                                700            19
Bio-Rad Laboratories *                                       800            19
Brightpoint *                                              1,400            18
Wink Communications *                                        300            18
T-HQ *                                                       750            17
Park Electrochemical                                         600            16
Sensormatic Electronics *                                    900            16
Roper Industries                                             400            15
Esterline Technologies *                                   1,300            15
Kimball International                                        900            15
Power-One *                                                  300            14
NetOptix *                                                   200            13
Dionex *                                                     300            12
Pinnacle *                                                   300            12
MagneTek *                                                 1,500            12
LTX *                                                        500            11
MKS Instruments *                                            300            11
PC-Tel *                                                     200            11
Artesyn Technologies *                                       500            10
Hadco *                                                      200            10
Federal Signal                                               600            10
Checkpoint Systems *                                         900             9
Plexus *                                                     200             9

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

EMS Technologies *                                           700   $         8
Coherent *                                                   300             8
Thermo Optek *                                               700             8
Input/Output *                                             1,500             8
General Cable                                              1,000             8
Valence Technology *                                         400             8
Video Display  *                                           1,700             7
Varian *                                                     300             7
Perceptron *                                               1,600             6
LeCroy *                                                     400             5
Hutchinson Technology *                                      200             4
                                                                   -------------
                                                                         2,084
                                                                   -------------
Information Services 7.0%
Ariba *                                                    1,200           213
e-bay *                                                    1,600           200
Exodus Communications *                                    2,100           187
At Home *                                                  4,240           182
Redeemable Hat *                                             800           169
Internap Network Services *                                  800           138
InfoSpace.com *                                              600           128
VerticalNet *                                                600            98
Lycos *                                                    1,200            96
Network Solutions (Class A) *                                400            87
priceline.com *                                            1,800            85
Convergys *                                                2,600            80
Scient *                                                     900            78
CareInsite *                                                 900            72
Proxicom *                                                   500            62
Kana Communications *                                        300            62
DST Systems *                                                800            61
HomeStore.com *                                              800            59
FIserv *                                                   1,525            58
CNET *                                                       900            51
PSINet *                                                     800            49
Critical Path *                                              500            47
Verio *                                                      900            42
PurchasePro.com *                                            300            41
Total Systems Services                                     2,500            41
Galileo International                                      1,200            36

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

SunGard Data Systems *                                     1,500   $        36
Incyte Pharmaceuticals *                                     600            36
Goto.com *                                                   600            35
Ask Jeeves *                                                 300            34
Healtheon *                                                  900            34
Affiliated Computer Services (Class A) *                     700            32
Cambridge Technology Partners *                            1,200            32
Sykes Enterprises *                                          700            31
CIBER *                                                    1,100            30
Navisite *                                                   300            30
Viant *                                                      300            29
Keane *                                                      900            29
Starmedia Network *                                          700            28
LookSmart *                                                1,000            27
Go2Net *                                                     300            26
BISYS Group                                                  400            26
Flycast Communications *                                     200            26
MP3.com *                                                    800            25
CSG Systems International *                                  600            24
Perot Systems *                                            1,200            23
American Management Systems *                                700            22
Breakaway Solutions *                                        300            22
Keynote Systems *                                            300            22
Calico Commerce *                                            400            21
QRS *                                                        200            21
Mindspring Enterprises *                                     800            21
InterVU *                                                    200            21
National Information Consortium *                            600            19
Concentric Network *                                         600            18
About.com *                                                  200            18
Juno Online Services *                                       500            18
AppNet Systems *                                             400            18
Mastech *                                                    700            17
AnswerThink Consulting Group *                               500            17
Yesmail.com *                                                500            17
Earthlink Network *                                          400            17
24/7 Media *                                                 300            17
Technology Solutions *                                       500            16
Factset Research Systems                                     200            16

48
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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Internet *                                                   300   $        16
Cybersource *                                                300            16
Prodigy Communications *                                     800            15
Medquist *                                                   600            15
Multex.com *                                                 400            15
SportsLine USA *                                             300            15
Worldgate Communications *                                   300            14
Trizetto Group *                                             300            14
Avert                                                      1,100            14
Luminant Worldwide *                                         300            14
Hotjobs *                                                    300            13
Interliant *                                                 500            13
Pegasus Systems *                                            200            12
Data Transmission Network *                                  700            12
Loislaw *                                                    300            12
High Speed Access *                                          600            11
InsWeb *                                                     400            10
Telescan *                                                   400            10
Freeshop *                                                   200            10
Metro Information *                                          400            10
US Interactive *                                             220             9
Student Advantage *                                          400             9
A Consulting Team *                                        1,800             9
Pivotal *                                                    200             8
AppliedTheory *                                              300             8
Mpath Interactive *                                          300             8
Group 1 Software *                                           600             8
Launch Media *                                               400             8
Mail.com *                                                   400             8
MarketWatch.com *                                            200             7
Digital Insight *                                            200             7
Lionbridge Technologies *                                    400             7
N2H2 *                                                       300             7
Superior Consultant Holdings *                               500             7
UBICS *                                                    2,200             7
iVillage *                                                   300             6
TheStreet.com *                                              300             6
Daou Systems *                                             1,500             5
CareerBuilder *                                              700             5

49
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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

ZapMe! *                                                     500   $         4
BiznessOnline.com *                                          600             4
                                                                   -------------
                                                                         3,781
                                                                   -------------
Semiconductor Capital Equipment 0.4%
Novellus Systems *                                           500            61
Lam Research *                                               500            56
Kulicke & Soffa *                                            700            30
Photronics *                                                 800            23
Veeco *                                                      400            19
Asyst Technologies *                                         200            13
Varian Semiconductor Equipment *                             300            10
Etec Systems *                                               200             9
Silicon Valley Group *                                       400             7
                                                                   -------------
                                                                           228
                                                                   -------------
Semiconductors 5.3%
JDS Uniphase *                                             2,800           452
Broadcom *                                                   600           163
Conexant Systems *                                         2,400           159
Maxim Integrated Products *                                3,300           156
Linear Technology                                          1,800           129
Altera *                                                   2,500           124
E Tek Dynamics *                                             900           121
Vitesse Semiconductor *                                    2,000           105
Applied Micro Circuits *                                     700            89
Atmel *                                                    3,000            89
SDL *                                                        400            87
RF Micro Devices *                                         1,200            82
QLogic *                                                     400            64
Microchip Technology *                                       800            55
Finisar *                                                    600            54
Cree Research *                                              600            51
Burr Brown *                                               1,350            49
Cypress Semiconductor *                                    1,400            45
Amkor Technology *                                         1,600            45
Avnet                                                        600            36
Arrow Electronics *                                        1,400            36
Integrated Device Technology *                             1,100            32
CTS                                                          400            30

50
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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Micrel *                                                     500   $        29
Lattice Semiconductor *                                      600            28
DII Group *                                                  400            28
Rambus *                                                     400            27
Dallas Semiconductor                                         400            26
Fairchild Semiconductor International *                      800            24
TelCom Semiconductor *                                     1,100            23
TriQuint Semiconductor *                                     200            22
TranSwitch *                                                 300            22
Semtech *                                                    400            21
JNI *                                                        300            20
Nvidia *                                                     400            19
Cohu                                                         600            18
Maker Communications *                                       400            17
Kopin *                                                      400            17
HEI *                                                      2,100            17
Network Plus *                                               700            15
Electro Scientific Industries *                              200            15
DuPont Photomasks *                                          300            14
Power Integrations *                                         300            14
MEMC Electronic Materials *                                1,100            13
Align-Rite International *                                   600            13
Siliconix *                                                  100            13
International Rectifier *                                    500            13
GlobeSpan Semiconductor *                                    200            13
Silicon Storage Technology *                                 300            12
Exar *                                                       200            12
S3 *                                                       1,000            12
Alpha Industries *                                           200            11
ESS Technology *                                             500            11
Cirrus Logic *                                               800            11
Elantec Semiconductor *                                      300            10
PLX Technology *                                             500             9
ANADIGICS *                                                  200             9
Audiovox *                                                   300             9
Kent Electronics *                                           400             9
Virata *                                                     300             9
Alliance Semiconductor *                                     500             8

51
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Opti                                                       1,200   $         6
hi/fn *                                                      100             4
                                                                         2,876
                                                                   -------------
Total Technology                                                        18,589
                                                                   -------------

TELECOMMUNICATIONS 4.0%

Wireless Communications 1.2%
VoiceStream Wireless *                                     1,100           156
U. S. Cellular *                                           1,100           111
Omnipoint *                                                  900           108
Telephone and Data Systems                                   700            88
Associated Group *                                           600            55
Leap Wireless *                                              600            47
Western Wireless *                                           700            47
Centennial Cellular (Class A) *                              400            33
Boston Communications Group *                              1,100             6
                                                                   -------------
                                                                           651
                                                                   -------------
Telephone 2.6%
NTL *                                                      1,300           162
McLeod USA *                                               1,900           112
Broadwing *                                                2,648            98
GTS *                                                      2,200            76
NEXTLINK Communications *                                    900            75
Allegiance Telecom *                                         800            74
Next Level Communications *                                  900            68
Covad Communications Group *                                 950            53
Citizens Utilities *                                       3,734            53
Winstar Communications *                                     700            53
Viatel *                                                     678            36
NorthPoint Communications *                                1,500            36
Northeast Optic Network *                                    500            31
Rhythms NetConnections *                                   1,000            31
Intermedia Communications *                                  800            31
Williams Communications Group *                              800            23
ITC Deltacom *                                               800            22
Illuminet Holdings                                           400            22
Emmis Broadcasting *                                       1,200            21
Hickory Technology                                         1,400            21

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

ICG Communications *                                       1,100   $        21
Focal Communications *                                       800            19
GST Telecommunications *                                   1,800            16
Network Access Solutions *                                   500            16
Commonwealth Telephone Enterprises *                         300            16
Primus Telecommunications *                                  400            15
MGC Communications *                                         300            15
Time Warner Telecom (Class A) *                              300            15
Adelphia Business Solutions *                                300            14
Allied Riser Communications *                                700            14
Itxc *                                                       400            13
Dycom Industries *                                           300            13
CapRock Communications *                                     400            13
IXnet *                                                      400            12
Pacific West Telecommunications *                            450            12
FirstCom *                                                   300            11
COMSAT                                                       535            11
DSL.net *                                                    700            10
Total-Tel USA Communications *                               700            10
Net2Phone *                                                  200             9
General Communications *                                   1,600             7
IDT *                                                        300             6
Emmis Broadcasting, Rights, 2/12/00 *                         30             0

                                                                   -------------
                                                                         1,386
                                                                   -------------
Wireless Communications 0.2%
Powertel *                                                   300            30
Triton PCS Holdings *                                        600            27
Aether Systems *                                             300            22
Aerial Communications *                                      200            12
MCI WorldCom *                                               192            10
Tritel *                                                     300            10
Rural Cellular (Class A) *                                   100             9
CellStar *                                                   700             7
                                                                   -------------
                                                                           127
                                                                   -------------
Total Telecommunications                                                 2,164
                                                                   -------------

TRANSPORTATION 1.2%

Airlines 0.4%
UAL *                                                        600            47

53
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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Continental Airlines *                                       900   $        40
Northwest Airlines *                                         900            20
Amtran *                                                     800            15
Atlantic Coast Airlines *                                    600            14
Atlas Air *                                                  500            14
Skywest                                                      400            11
Alaska Air Group *                                           300            11
Frontier Airlines *                                          900            10
America West Holdings *                                      300             6
Mesa Air Group *                                           1,100             5
                                                                   -------------
                                                                           193
                                                                   -------------
Railroads 0.1%
St. Joe                                                    1,000            24
Florida East Coast                                           300            13
Wisconsin Central Transport *                                800            11
RailAmerica *                                              1,100             9
Greenbrier                                                 1,000             9
Westinghouse Air Brake                                       400             7
                                                                   -------------
                                                                            73
                                                                   -------------
Trucking, Shipping & Air Freight 0.7%
United Parcel Service                                      1,400            97
Eagle USA Air Freight *                                      900            39
Expeditors International of Washington                       700            30
CNF Transportation                                           700            24
C.H. Robinson Worldwide                                      600            24
Airbourne Freight                                            900            20
Swift Transportation *                                     1,050            19
American Freightways *                                     1,100            18
Overseas Shipholding Group                                 1,200            18
Roadway Express                                              800            17
USFreightways                                                300            14
M.S. Carriers *                                              500            12
Alexander & Baldwin *                                        500            11
Trico Marine Services *                                    1,600            11
Werner Enterprises                                           800            11
Forward Air *                                                200             9
U.S. Xpress Enterprises *                                  1,100             8

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

KLLM Transport *                                           1,400   $         7
Motor Cargo Industries *                                     900             4
                                                                           393
                                                                   -------------
Total Transportation                                                       659
                                                                   -------------
UTILITIES 2.5%

Electric Utilities 1.7%
Calpine *                                                    800            51
Montana Power                                              1,400            51
Allegheny Energy                                           1,400            38
New England Electric System                                  700            36
Energy East                                                1,700            35
Northeast Utilities                                        1,700            35
SCANA                                                      1,300            35
Potomac Electric Power                                     1,500            34
Nstar                                                        815            33
DPL                                                        1,900            33
Illinova                                                     900            31
DQE                                                          900            31
Midamerica Energy Holdings                                   900            30
Teco Energy                                                1,500            28
Wisconsin Energy                                           1,400            27
NiSource                                                   1,500            27
Conectiv                                                   1,500            25
Central Maine Power                                          900            25
Alliant                                                      800            22
UtiliCorp United                                           1,100            21
Pugets Sound Energy                                        1,100            21
IPALCO Enterprises                                         1,200            21
St. Joseph Light & Power                                     900            19
Idacorp                                                      600            16
Maine Public Service                                         900            16
Sierra Pacific Resources                                     900            16
Kansas City Power & Light                                    700            15
United Illuminating                                          300            15
Minnesota Power & Light                                      900            15
OGE Energy                                                   800            15
Public Service of New Mexico                                 900            15

55
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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

SIGCORP                                                      600  $         14
Unisource Energy *                                         1,200            13
Western Resources                                            600            10
WPS Resources                                                400            10
Thermo Ecotek *                                            1,300             7
Florida Public Utilities                                     400             7
Rochester Gas & Electric                                     300             6
Hawaiian Electric Industries                                 200             6
                                                                  --------------
                                                                           905
                                                                  --------------

Gas Utilities 0.8%
Marketspan                                                 1,640            38
LG&E Energy                                                1,768            31
National Fuel Gas                                            600            28
American Water Works                                       1,300            28
Kinder Morgan                                              1,350            27
MCN                                                        1,100            26
E'town                                                       400            25
SJW                                                          200            24
Energen                                                    1,100            20
Piedmont Natural Gas                                         600            18
Yankee Energy System                                         400            18
WICOR                                                        600            18
Washington Gas Light                                         600            16
Roanoke Gas Resources                                        700            15
AGL Resources                                                800            14
Equitable Resources                                          400            13
Valley Resources                                             600            13
Azurix *                                                   1,300            12
EnergyNorth                                                  200            11
Questar                                                      700            10
Southern Union *                                             500            10
Southwest Gas                                                400             9
New Jersey Resources                                         200             8
Indiana Energy                                               400             7
United Water Resources                                       200             7
Philadelphia Suburban                                        300             6
                                                                  --------------
                                                                             452
                                                                  --------------
Total Utilities                                                          1,357
                                                                  --------------

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

MISCELLANEOUS 0.6%

Miscellaneous 0.6%
E Piphany *                                                  300   $        67
Crown Castle International *                               1,800            58
Transocean Sedco Forex                                     1,200            40
Webvan Group *                                             1,500            24
Be Free *                                                    300            22
Silicon Image *                                              300            21
Santa Fe Snyder *                                          2,100            17
Landair *                                                  3,100            16
Sodexho Marriott Services                                  1,100            14
Management Network Group *                                   400            13
Resource Asset Investment Trust, REIT                        900            10
Meristar Hospitality                                         600            10
Investment Technology Group                                  300             9
Viador *                                                     200             8
Vornado Operating *                                        1,335             8
Gulf West Banks                                              840             7
Procurenet                                                   600             0
                                                                   -------------
Total Miscellaneous                                                        344
                                                                   -------------
Total Common Stocks and Rights (Cost $40,361)                           49,227
                                                                   -------------

SHORT-TERM INVESTMENTS 9.6%

U.S. Government Obligations 0.4%
U.S. Treasury Bills, 5.145%, 3/30/00                  $  200,000           198
                                                                   -------------
                                                                           198
                                                                   -------------
Money Market Funds 9.2%
Reserve Investment Fund, 6.18% #                        4998,394         4,998
                                                                   -------------
                                                                         4,998
                                                                   -------------
Total Short-Term Investments (Cost $5,196)                               5,196
                                                                   -------------
57
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--------------------------------------------------------------------------------



                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities

100.4% of Net Assets (Cost $45,557)                                $    54,423

Futures Contracts
In thousands
                                            Contract  Unrealized
                                Expiration  Value     Gain (Loss)
                                ----------  -----     -----------
Long, 10 Midcap 400 Stock
Index contracts, $100,000
of U.S. Treasury Bills
pledged as initial margin       3/00        $  2,246  $      104

Long, 10 Russell 2000
Stock Index contracts,
$100,000 of U.S. Treasury
Bills pledged as initial
margin                          3/00           2,550         169

Net payments (receipts)
of variation margin to date                                 (214)

Variation margin receivable
(payable) on open futures contracts                                         59

Other Assets Less Liabilities                                             (263)

NET ASSETS                                                         $    54,219
                                                                   -----------
Net Assets Consist of:

Accumulated net investment income - net
of distributions                                                   $        (2)

Accumulated net realized gain/loss - net
of distributions                                                         1,309

Net unrealized gain (loss)                                               9,139

Paid-in-capital applicable to 3,857,725
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                           43,773

NET ASSETS                                                         $    54,219
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     14.05
                                                                   ===========


   #  Seven-day yield
   *  Non-income producing
 ADR  American depository receipt
 ADS  American depository share
REIT  Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

58
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--------------------------------------------------------------------------------



-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                      12/31/99

Investment Income (Loss)
Income
 Dividend                                                          $       337
 Interest                                                                  136
 Total income                                                              473

Expenses
 Investment management and administrative                                  131
Net investment income (loss)                                               342

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                              2,331
 Futures                                                                   182
 Net realized gain (loss)                                                2,513

Change in net unrealized gain or loss
 Securities                                                              8,688
 Futures                                                                   201
 Change in net unrealized gain or loss                                   8,889
Net realized and unrealized gain (loss)                                 11,402
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    11,744
                                                                   -----------


The accompanying notes are an integral part of these financial statements.

59
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--------------------------------------------------------------------------------



----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year        1/30/98
                                                          Ended        Through
                                                       12/31/99       12/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $      342    $       143
   Net realized gain (loss)                               2,513            822
   Change in net unrealized gain or loss                  8,889            250
   Increase (decrease) in net assets from operations     11,744          1,215

  Distributions to shareholders
   Net investment income                                   (346)          (141)
   Net realized gain                                     (1,833)          (193)
   Decrease in net assets from distributions             (2,179)          (334)

  Capital share transactions*
   Shares sold                                           30,392         23,207
   Distributions reinvested                               2,140            327
   Shares redeemed                                       (8,627)        (3,679)
   Redemption fees received                                   6              7
   Increase (decrease) in net assets from capital
   share transactions                                    23,911         19,862

  Net Assets
  Increase (decrease) during period                      33,476         20,743
  Beginning of period                                    20,743              -

  End of period                                      $   54,219    $    20,743
                                                     -------------------------

*Share information
   Shares sold                                            2,538          2,226
   Distributions reinvested                                 166             33
   Shares redeemed                                         (728)          (377)
   Increase (decrease) in shares outstanding              1,976          1,882


The accompanying notes are an integral part of these financial statements.

60
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--------------------------------------------------------------------------------
                                                               December 31, 1999



-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

  The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

  Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

  Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income

61
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--------------------------------------------------------------------------------



  and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts At December 31, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

  Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $26,175,000 and $7,176,000, respectively, for the year ended December 31, 1999.


NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

  At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $45,557,000. Net unrealized gain aggregated $8,866,000 at period-end, of which $14,454,000 related to appreciated investments and $5,588,000 to depreciated investments.

62
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--------------------------------------------------------------------------------



NOTE 4 - RELATED PARTY TRANSACTIONS

  The investment management and administrative agreement between the fund and
  T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1999, totaled $130,000 and are reflected as interest income in the accompanying Statement of Operations.

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---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
  T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


  PricewaterhouseCoopers LLP

  Baltimore, Maryland
  January 20, 2000

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-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/99
--------------------------------------------------------------------------------


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included:

 .   $1,210,000 from short-term capital gains,

 .   $623,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $236,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

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

T. ROWE PRICE SHAREHOLDER SERVICES
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INVESTMENT SERVICES AND INFORMATION



  Knowledgeable Service Representatives

  By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

  In Person  Available in T. Rowe Price Investor Centers.


  Account Services

  Checking Available on most fixed income funds ($500 minimum).

  Automatic Investing From your bank account or paycheck.

  Automatic Withdrawal Scheduled, automatic redemptions.

  Distribution Options Reinvest all, some, or none of your distributions.

  Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


  Brokerage services*

  Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


  Investment Information

  Combined Statement  Overview of all your accounts with T. Rowe Price.

  Shareholder Reports Fund managers' reviews of their strategies and results.

  T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

  Performance Update Quarterly review of all T. Rowe Price fund results.

  Insights Educational reports on investment strategies and financial markets.

  Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
  Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

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T. ROWE PRICE MUTUAL FUNDS
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Stock Funds

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond Funds

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond
International Bond

Money Market Funds+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

Blended Asset FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. Rowe Price No-Load
Variable Annuity

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio



*   Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

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

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.


Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.      F24-050  12/31/99

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